Property and Equipment	12 Months Ended
Nov. 30, 2011
Property and Equipment

NOTE 4 – Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2011		2010
Ships, including ship improvements	$39,764		$37,348
Ships under construction	526		696

	40,290		38,044
Land, buildings and improvements, including leasehold improvements and port facilities	898		858
Computer hardware and software, transportation equipment and other	1,016		934

Total property and equipment	42,204		39,836
Less accumulated depreciation and amortization	(10,150)		(8,869)

	$32,054	(a)	$30,967	(a)

(a)	At November 30, 2011 and 2010, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.5 billion, $12.1 billion, $0.2 billion and $0.2 billion, respectively.

Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. Capitalized interest, substantially all on our ships under construction, amounted to $21 million, $26 million and $37 million in fiscal 2011, 2010 and 2009, respectively.

Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were $830 million, $797 million and $749 million in fiscal 2011, 2010 and 2009, respectively, and are substantially all included in other ship operating expenses.

In 2010, we recognized a $44 million gain on the sale of P&O Cruises (UK)’s Artemis as a reduction of other ship operating expenses. We operated Artemis under a bareboat charter agreement until April 2011.

During fiscal 2011, we reviewed certain of our ships for impairment since there were indicators of impairment. As a result of these reviews, in August 2011 we recorded $28 million of estimated impairment charges in other ship operating expenses as a result of the possible sales of the 754-passenger capacity Costa Marina, which was sold in November 2011, and the 1,460-passenger capacity Pacific Sun, which was sold in December 2011.

See Note 15 for a discussion of the January 2012 Costa Concordia incident.